Property and equipment, net	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment, net
13	Property and equipment, net
Details of property and equipment and changes in the Group’s property and equipment balances are presented below:

	Leasehold Improvements	Machinery and equipment	Furniture and fixture	Computers and peripherals	Total
At December 31, 2021	1,841	161	403	2,306	4,711

Acquisitions	16	13	56	255	340
Adjustment of hyperinflation	12	—	7	88	107
Disposals/write-downs	(120)	—	—	—	(120)
Depreciation	(428)	(32)	(72)	(661)	(1,193)
Exchange differences	110	9	14	(69)	64

At December 31, 2022	1,431	151	408	1,919	3,909

Cost	2,811	307	836	4,346	8,300
Accumulated depreciation	(1,380)	(156)	(428)	(2,427)	(4,391)

Net book amount	1,431	151	408	1,919	3,909

Acquisitions	87	8	93	284	472
Adjustment of hyperinflation	—	—	1	143	144
Disposals/write-downs	(264)	(120)	(134)	(357)	(875)
Depreciation	(301)	(21)	(67)	(665)	(1,054)
Exchange differences	152	11	(13)	(49)	101

At December 31, 2023	1,105	29	288	1,275	2,697

Cost	2,560	43	606	3,192	6,401
Accumulated depreciation	(1,455)	(14)	(318)	(1,917)	(3,704)

Net book amount	1,105	29	288	1,275	2,697

There were no events or changes in circumstances that
indicate
that the carrying amount of property and equipment may not be recoverable; therefore, no impairment charges were recorded for the years 2023 and 2022.